Related Party Transactions	12 Months Ended
Jan. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

18.    Related Party Transactions

As of January 31, 2011, UTi Logistics Israel Ltd. had a service agreement with a shipping services company which previously owned 25% of this subsidiary. As of January 31, 2011, UTi Logistics Israel Ltd. had arm’s length commercial transactions with the shipping services company, as well as a loan of approximately $4,042. There were no amounts outstanding under this loan agreement as of January 31, 2013 and 2012. The Company acquired the 25% minority interest of this subsidiary effective October 31, 2011. See Note 2, “Acquisitions.”

One of the Company’s Polish operating subsidiaries was party to a service agreement pursuant to which the subsidiary provides freight services to a client which is owned wholly by one of the subsidiaries’ directors. During the fiscal year ended January 31, 2011, this client paid the Company’s Polish subsidiary approximately $1,319 for these services which were provided on an arm’s length basis. For the fiscal year ended January 31, 2013 and 2012, the client was no longer owned by one of the subsidiaries directors.

One of the Company’s subsidiaries in the United States is party to an operating agreement with an equity-method investee pursuant to which the subsidiary provides arm’s length commercial contract logistics services to the investee. Included in revenues related to this agreement were $25,484, $27,312 and $3,431, for the fiscal years ended January 31, 2013, 2012 and 2011, respectively. Included in accounts receivable were amounts related to this agreement of $3,837 and $5,281 at January 31, 2013 and 2012, respectively.